Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended		12 Months Ended
	Jan. 06, 2016	Jan. 27, 2016	Mar. 11, 2016	Mar. 09, 2016	Dec. 31, 2016
Common Stock
Subsequent Event [Line Items]
Conversion of Stock, Shares issued			1,200,000
Series A Convertible Preferred Stock
Subsequent Event [Line Items]
Conversion of Stock, Shares converted			3,000
Puttable Common Stock
Subsequent Event [Line Items]
Amount paid upon redemption	$ 1,000
Shares redeemed	100,000
Navios Holdings Credit Facility
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity				$ 50,000
Interest rate description				LIBOR plus 300 bps
Loan margin percentage				3.00%
Debt Instrument Maturity Date				Dec. 31, 2018
Navios Holdings Credit Facility | Navios Europe Holdings Inc.
Subsequent Event [Line Items]
Ownership percentage in Navios Europe Holdings Inc.				47.50%
Navios Holdings Credit Facility | Collateral pledged | Navios Partners
Subsequent Event [Line Items]
Number of units				8,000,000
Installment 4 - FY 2015
Subsequent Event [Line Items]
Dividends Payable, Date Declared					Feb. 04, 2016
Dividends per share					$ 0.05
Dividends Payable, Date to be Paid					Mar. 23, 2016
Dividends Payable, Date of Record					Mar. 17, 2016
Nave Lucida
Subsequent Event [Line Items]
Total sale proceeds		$ 18,228
Nave Lucida | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Subsequent Event [Line Items]
Early repayment of debt		$ 12,097